Subsidiary guarantee information (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Condensed consolidating statements of operations
Interest and dividend income	SFr 5,903	SFr 4,490	SFr 5,690	SFr 10,393	SFr 10,135
Interest expense	(3,034)	(2,338)	(3,104)	(5,372)	(5,371)
Net interest income	2,869	2,152	2,586	5,021	4,764
Commissions and fees	3,259	2,979	3,309	6,238	6,584
Trading revenues	498	1,390	197	1,888	835
Other revenues	329	126	371	455	1,109
Net revenues	6,955	6,647	6,463	13,602	13,292
Provision for credit losses	51	30	18	81	52
Compensation and benefits	2,914	2,976	2,973	5,890	5,966
General and administrative expenses	1,928	1,738	3,441	3,666	5,131
Commission expenses	406	392	377	798	746
Total other operating expenses	2,334	2,130	3,818	4,464	5,877
Total operating expenses	5,248	5,106	6,791	10,354	11,843
Income tax expense	590	477	307	1,067	850
Income/(loss) from continuing operations	1,066	1,034	(653)	2,100	547
Income/(loss) from discontinued operations, net of tax	0	0	(9)	0	6
Net income/(loss)	1,066	1,034	(662)	2,100	553
Net income/(loss) attributable to noncontrolling interests	15	(20)	38	(5)	394
Net income/(loss) attributable to shareholders	1,051	1,054	(700)	2,105	159
of which from continuing operations	1,051	1,054	(691)	2,105	153
of which from discontinued operations	0	0	(9)	0	6
Income/(loss) from continuing operations before taxes	1,656	SFr 1,511	(346)	3,167	1,397
Credit Suisse (USA), Inc - Consolidated
Condensed consolidating statements of operations
Interest and dividend income	1,752		1,464	3,440	2,951
Interest expense	(1,032)		(905)	(2,098)	(1,786)
Net interest income	720		559	1,342	1,165
Commissions and fees	1,071		1,061	2,019	2,115
Trading revenues	(570)		222	(567)	725
Other revenues	457		239	620	744
Net revenues	1,678		2,081	3,414	4,749
Provision for credit losses	5		0	5	0
Compensation and benefits	927		924	1,928	1,849
General and administrative expenses	483		504	920	971
Commission expenses	65		61	126	117
Total other operating expenses	548		565	1,046	1,088
Total operating expenses	1,475		1,489	2,974	2,937
Income tax expense	(5)		207	59	683
Income/(loss) from continuing operations			385		1,129
Income/(loss) from discontinued operations, net of tax			0		0
Net income/(loss)	203		385	376	1,129
Net income/(loss) attributable to noncontrolling interests	10		25	(5)	373
Net income/(loss) attributable to shareholders	193		360	381	756
of which from continuing operations			360		756
of which from discontinued operations			0		0
Income/(loss) from continuing operations before taxes	198		592	435	1,812
Bank parent company and other subsidiaries | Includes eliminations and consolidation adjustments
Condensed consolidating statements of operations
Interest and dividend income	4,031		4,100	6,706	6,929
Interest expense	(1,983)		(2,168)	(3,229)	(3,524)
Net interest income	2,048		1,932	3,477	3,405
Commissions and fees	2,136		2,235	4,113	4,408
Trading revenues	1,062		(144)	2,465	22
Other revenues	(118)		169	(124)	433
Net revenues	5,128		4,192	9,931	8,268
Provision for credit losses	33		4	53	23
Compensation and benefits	1,983		2,069	3,937	4,148
General and administrative expenses	1,463		2,953	2,780	4,192
Commission expenses	339		313	667	623
Total other operating expenses	1,802		3,266	3,447	4,815
Total operating expenses	3,785		5,335	7,384	8,963
Income tax expense	568		67	953	112
Income/(loss) from continuing operations			(1,214)		(830)
Income/(loss) from discontinued operations, net of tax			(9)		6
Net income/(loss)	742		(1,223)	1,541	(824)
Net income/(loss) attributable to noncontrolling interests	5		5	4	20
Net income/(loss) attributable to shareholders	737		(1,228)	1,537	(844)
of which from continuing operations			(1,219)		(850)
of which from discontinued operations			(9)		6
Income/(loss) from continuing operations before taxes	1,310		(1,147)	2,494	(718)
Bank
Condensed consolidating statements of operations
Interest and dividend income	5,783		5,564	10,146	9,880
Interest expense	(3,015)		(3,073)	(5,327)	(5,310)
Net interest income	2,768		2,491	4,819	4,570
Commissions and fees	3,207		3,296	6,132	6,523
Trading revenues	492		78	1,898	747
Other revenues	339		408	496	1,177
Net revenues	6,806		6,273	13,345	13,017
Provision for credit losses	38		4	58	23
Compensation and benefits	2,910		2,993	5,865	5,997
General and administrative expenses	1,946		3,457	3,700	5,163
Commission expenses	404		374	793	740
Total other operating expenses	2,350		3,831	4,493	5,903
Total operating expenses	5,260		6,824	10,358	11,900
Income tax expense	563		274	1,012	795
Income/(loss) from continuing operations			(829)		299
Income/(loss) from discontinued operations, net of tax			(9)		6
Net income/(loss)	945		(838)	1,917	305
Net income/(loss) attributable to noncontrolling interests	15		30	(1)	393
Net income/(loss) attributable to shareholders	930		(868)	1,918	(88)
of which from continuing operations			(859)		(94)
of which from discontinued operations			(9)		6
Income/(loss) from continuing operations before taxes	1,508		(555)	2,929	1,094
Group parent company
Condensed consolidating statements of operations
Interest and dividend income	67		40	136	78
Interest expense	(80)		(57)	(161)	(109)
Net interest income	(13)		(17)	(25)	(31)
Commissions and fees	5		3	7	2
Trading revenues	5		47	(3)	36
Other revenues	1,029		(742)	2,105	134
Net revenues	1,026		(709)	2,084	141
Provision for credit losses	0		0	0	0
Compensation and benefits	16		16	45	34
General and administrative expenses	(41)		(25)	(67)	(52)
Commission expenses	1		0	1	0
Total other operating expenses	(40)		(25)	(66)	(52)
Total operating expenses	(24)		(9)	(21)	(18)
Income tax expense	(1)		0	0	0
Income/(loss) from continuing operations			(700)		159
Income/(loss) from discontinued operations, net of tax			0		0
Net income/(loss)	1,051		(700)	2,105	159
Net income/(loss) attributable to noncontrolling interests	0		0	0	0
Net income/(loss) attributable to shareholders	1,051		(700)	2,105	159
of which from continuing operations			(700)		159
of which from discontinued operations			0		0
Income/(loss) from continuing operations before taxes	1,050		(700)	2,105	159
Other Group subsidiaries | Includes eliminations and consolidation adjustments
Condensed consolidating statements of operations
Interest and dividend income	53		86	111	177
Interest expense	61		26	116	48
Net interest income	114		112	227	225
Commissions and fees	47		10	99	59
Trading revenues	1		72	(7)	52
Other revenues	(1,039)		705	(2,146)	(202)
Net revenues	(877)		899	(1,827)	134
Provision for credit losses	13		14	23	29
Compensation and benefits	(12)		(36)	(20)	(65)
General and administrative expenses	23		9	33	20
Commission expenses	1		3	4	6
Total other operating expenses	24		12	37	26
Total operating expenses	12		(24)	17	(39)
Income tax expense	28		33	55	55
Income/(loss) from continuing operations			876		89
Income/(loss) from discontinued operations, net of tax			0		0
Net income/(loss)	(930)		876	(1,922)	89
Net income/(loss) attributable to noncontrolling interests	0		8	(4)	1
Net income/(loss) attributable to shareholders	(930)		868	(1,918)	88
of which from continuing operations			868		88
of which from discontinued operations			0		0
Income/(loss) from continuing operations before taxes	SFr (902)		SFr 909	SFr (1,867)	SFr 144